Standards Issued But Not Yet Effective	12 Months Ended
Dec. 31, 2023
Standards Issued But Not Yet Effective [Abstract]
Standards issued but not yet effective

28. Standards issued but not yet effective

The new and amended standards that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards, if applicable, when they become effective.

Amendments to IFRS 10 and IAS 28 (2011)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[2]
Amendments to IFRS 1	Presentation of financial statements: Non-current liabilities with covenants (“2022 amendments”)[1]
Amendments to IFRS 7	Statement of cash flows and IFRS 7, Financial Instruments: Disclosures: Supplier finance arrangements[1]
Amendments to IAS 1 and	Classification of Liabilities as Current or Non-curren[1]
Amendments to IFRS 21	The effects of changes in foreign exchange rates: Lack of exchangeability[1]

1.	Effective for annual periods beginning on or after 1 January 2024

2.	No mandatory effective date yet determined but available for adoption

The adoption of the above new and amended standards and interpretations are not expected to have a material impact on the Group’s financial statements.